Feb. 26, 2026
Invesco Top QQQ ETF | Invesco Top QQQ ETF
Investment Objective
The Invesco Top QQQ ETF (the “Fund”) seeks total return through long-term growth of capital.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.29%

Other Expenses	None

Acquired Fund Fees and Expenses[1]	0.09

Total Annual Fund Operating Expenses	0.38

Fee Waiver and/or Expense Reimbursement[2]	0.09

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.29

1
Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table may differ from the ratio of expenses to average net assets included in the “Financial Highlights” section of this prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses. The Fund’s Acquired Fund Fees and Expenses have been restated to reflect current fees.

2
Through August 31, 2027, Invesco Capital Management LLC (the “Adviser”) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate. This waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. The Adviser cannot discontinue this waiver prior to its expiration.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$30	$113	$204	$471

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the fiscal period December 2, 2024 (commencement of operations) through October 31, 2025, the Fund's portfolio turnover rate was 106% of the average value of its portfolio.

Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective through exposure to the top companies in the Nasdaq-100 Index® (the “Nasdaq-100®”), as represented in the
Nasdaq-100® Mega Index (the “Index”). The Nasdaq-100® consists of securities of 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market LLC based on market capitalization. The Index, which is a subset of the Nasdaq-100®, is made up of up to the top 47%, by weight, of those Nasdaq-100® companies. The Fund seeks to track the performance of those companies.
Nasdaq, Inc. (“Nasdaq” or the “Index Provider”) compiles, maintains and calculates both the Nasdaq-100® and the Index. Security types generally eligible for inclusion in the Nasdaq-100® are common stocks and tracking stocks, as well as American Depositary Receipts (“ADRs”) that represent securities of non-U.S. issuers. Securities of companies organized as real estate investment trusts (“REITs”), securities of Special Purpose Acquisition Companies (“SPACs”) and “when-issued” securities are not eligible for inclusion in the Nasdaq-100®. The Nasdaq-100® reflects companies from all major sectors, except companies that are classified as “financials” according to the Industry Classification Benchmark (“ICB”). The Nasdaq-100® is a market capitalization-weighted index, meaning that companies in the Nasdaq-100® with larger market capitalizations receive relatively larger weights. The Index is created by ranking the companies in the Nasdaq-100® by their weight, and the top ranked companies that cumulatively represent up to 47% of the Nasdaq-100® universe are selected for inclusion in the Index. No single company weight may exceed 35% of the Index.
As of December 31, 2025, the Index was comprised of 9 constituents with market capitalizations ranging from $1.5 trillion to $4.5 trillion.
The Fund seeks to gain exposure to the companies in the Index through investment in total return swaps (the “total return swap sleeve”), as well as through direct investment in the equity securities of the Index’s constituents (the “equity sleeve”). Because the Fund seeks exposure to as much as the top 47% of companies in the Nasdaq-100®, by weight, as represented in the Index, it will usually hold or have exposure to a relatively small number of stocks (approximately 6 to 15).
Although the Fund seeks to track the returns of the Index, the Fund is actively managed and will allocate its assets between the equity and total return swap sleeves.
Under normal circumstances, the Fund may allocate up to 50% of its assets to the equity sleeve. The equity sleeve, which invests directly in equity securities of the Index’s constituents, utilizes a “passive” investment strategy that seeks to track the performance of the Index as closely as possible. To do so, the Fund employs a “full replication” methodology, through which it generally invests assets allocated to the equity sleeve in all of the component securities of the Index in proportion to their weightings in the Index. However, the Fund will not invest more than 20% of its assets in any one security. In the event that a component security of the Index exceeds 20% of the Index, the Fund may allocate the excess percentage by purchasing a representative sample of the securities in the Index or may overweight or underweight a component security or securities in the equity sleeve as compared to their weight in the Index.
In light of the small number of stocks that the Fund is expected to directly hold in its equity sleeve, the Fund’s investment in total return swaps is designed to help the Fund satisfy certain diversification and other requirements to qualify for favorable tax treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). Under normal circumstances, the Fund allocates at least 50% of its assets to the total return swap sleeve, and at times, may allocate up to 100% of its assets to the total return swap sleeve. A total return swap is a derivative contract in which one party agrees to make periodic payments to another party (the “counterparty”) based on the change in market value of the reference asset(s) underlying the contract, which may include a securities index, such as the Index, or a specified basket of securities, during a specified period, in return for periodic payments based on the total return from other underlying assets. The Fund’s total return swaps are used to obtain exposure to the entire Index, without owning or taking physical custody of individual securities in the Index. The Fund’s total return swaps are designed to account for the Index’s quarterly rebalancings and its annual reweightings, such that any changes made to the Index constituents during a rebalancing or reweighting are also reflected in the total return swaps.
The Fund may also hold a substantial portion of its assets in cash or cash equivalents, including in treasury bills and money market funds, for collateral management in connection with its total return swap sleeve and to provide liquidity.
Based on the portfolio managers’ research, the allocations of the Fund’s assets to the total return swap sleeve and the equity sleeve will be adjusted from time to time and may not always match the above percentage weightings. Allocations to each sleeve and to cash or cash equivalents may be adjusted in any amount in an effort to defray financing costs associated with entering into total return swaps, due to the weightings of the companies in the Index, market fluctuations, and cash flows, or based on the portfolio managers’ analysis of market conditions. The portfolio managers may also adjust sleeve allocations to seek to satisfy the Code’s diversification and other requirements for the favorable tax treatment of the Fund as a RIC.
In addition to its investments in total return swaps, the Fund can invest in other derivative instruments, including futures contracts. The Fund can use futures contracts, including equity index and ETF futures, to gain exposure to the Index constituents.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Index that the Fund’s portfolio or portion thereof replicates reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of October 31, 2025, the Index had significant exposure to the information technology sector. The Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.

Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the
Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Return—Calendar Year

	Period Ended	Returns
Best Quarter	June 30, 2025	23.66%
Worst Quarter	March 31, 2025	-16.50%

Average Annual Total Returns (for the periods ended December 31, 2025)
	Inception Date	1 Year	Since Inception
Return Before Taxes	12/4/2024	21.53%	23.25%
Return After Taxes on Distributions		21.53	23.25
Return After Taxes on Distributions and Sale of Fund Shares		12.75	17.74

NASDAQ® Composite Index (reflects no deduction for fees, expenses or taxes)		21.14	17.25

Nasdaq-100 Mega Index (reflects no deduction for fees, expenses or taxes)		22.60	24.35

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.